Schedule of financial performance and cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 63		$ 16	$ 4,055	$ 10,160
Cost of sales	(63)	(16)	27	(4,294)	(9,489)
Expenses			(1,400)	(1,800)
Loss before income tax	(5,783)	(7,728)	(44,216)	(19,506)	(23,660)
Income tax expense	(381)	196	(1,603)	(559)	1,142
Gain/(loss) from discontinued operations	$ 1,688	$ (296)	(881)	(4,290)	464
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Revenues			11,909	11,005	27,456
Cost of sales			(10,268)	(9,178)	(24,661)
Expenses			(2,522)	(6,136)	(3,306)
Loss before income tax			(881)	(4,309)	(511)
Income tax expense				19	975
Gain/(loss) from discontinued operations			(881)	(4,290)	464
Net cash inflow/(outflow) from operating activities			(881)	(4,290)	464
Net cash inflow/(outflow) from investing activities
Net cash inflow/(outflow) from financing activities
Net increase in cash generated by subsidiary			$ (881)	$ (4,290)	$ 464